Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Cash and due from banks	$ 30,919	$ 32,819
Interest-bearing deposits	28,347	49,556
Cash and cash equivalents	59,266	82,375
Investment securities available for sale	388,003	391,924
Other investments	2,728	2,874
Total securities	390,731	394,798
Mortgage loans held for sale	1,367	686
Loans	1,138,404	1,093,066
Less allowance for credit losses	(9,995)	(11,041)
Net loans	1,128,409	1,082,025
Premises and equipment, net	14,847	16,702
Cash surrender value of life insurance	17,675	18,134
Other real estate	369	0
Right of use lease asset	4,013	4,731
Accrued interest receivable and other assets	35,285	36,459
Total assets	1,651,962	1,635,910
Deposits:
Noninterest-bearing demand	402,254	432,687
Interest-bearing demand, MMDA & savings	741,363	620,244
Time, over $250,000	145,939	148,904
Other time	195,175	190,210
Total deposits	1,484,731	1,392,045
Securities sold under agreements to repurchase	0	86,715
Junior subordinated debentures	15,464	15,464
Lease liability	4,136	4,832
Accrued interest payable and other liabilities	17,068	15,838
Total liabilities	1,521,399	1,514,894
Shareholders' equity:
Preferred stock, no par value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,457,646 shares at December 31, 2024 and 5,534,499 shares at December 31, 2023	48,658	50,625
Common stock held by deferred compensation trust, at cost; 158,580 shares at December 31, 2024 and 163,702 shares at December 31, 2023	(1,757)	(1,910)
Deferred compensation	1,757	1,910
Retained earnings	121,062	109,756
Accumulated other comprehensive loss	(39,157)	(39,365)
Total shareholders' equity	130,563	121,016
Total liabilities and shareholders' equity	$ 1,651,962	$ 1,635,910